Stock-Based Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions Abstract
Risk-free interest rate	4.44%	2.70%
Expected term	5 years	5 years
Expected volatility	204.00%	93.20%
Expected dividend yield	0.00%	0.00%